Segment Information - Summary of Statement of Cash Flows Business (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income	¥ 4,789,755	¥ 5,071,421	¥ 2,492,967
Depreciation and amortization	2,251,233	2,087,066	2,039,904
Share of profit (loss) of investments accounted for using the equity method	(591,219)	(763,137)	(643,063)
Income tax expense	1,624,835	1,893,665	1,175,765
Interest received	2,672,724	2,292,156	1,516,404
Dividends received	623,295	587,259	460,351
Interest paid	(1,609,083)	(1,148,392)	(593,216)
Income taxes paid, net of refunds	(2,501,315)	(1,124,322)	(1,297,224)
Net cash provided by (used in) operating activities	3,696,934	4,206,373	2,955,076
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,906,811)	(1,846,447)	(1,450,196)
Additions to equipment leased to others	(2,996,920)	(2,867,660)	(1,907,356)
Proceeds from sales of fixed assets excluding equipment leased to others	70,821	154,985	56,436
Proceeds from sales of equipment leased to others	1,707,899	2,008,634	1,659,161
Additions to intangible assets	(354,196)	(334,287)	(348,280)
Additions to public and corporate bonds and stocks	(3,965,550)	(2,972,779)	(1,150,214)
Other, net	(494,551)	(1,392,565)	207,829
Net cash provided by (used in) investing activities	(4,189,736)	(4,998,751)	(1,598,890)
Cash flows from financing activities
Increase (decrease) in short-term debt	75,675	401,740	239,689
Proceeds from long-term debt	13,381,581	12,057,349	9,276,918
Payments of long-term debt	(10,872,262)	(8,752,329)	(8,353,033)
Dividends paid to Toyota Motor Corporation common shareholders	(1,132,329)	(880,197)	(727,980)
Dividends paid to non-controlling interests	(127,232)	(90,309)	(84,986)
Other, net	50,845	(7,627)	24,310
Net cash provided by (used in) financing activities	197,236	2,497,558	(56,180)
Effect of exchange rate changes on cash and cash equivalents	(134,089)	189,914	103,305
Net increase (decrease) in cash and cash equivalents	(429,656)	1,895,094	1,403,311
Cash and cash equivalents at beginning of year	9,412,060	7,516,966	6,113,655
Cash and cash equivalents at end of year	8,982,404	9,412,060	7,516,966
Non-Financial Services Businesses [Member]
Cash flows from operating activities
Net income	4,294,820	4,657,913	2,188,893
Depreciation and amortization	1,413,066	1,303,053	1,240,749
Share of profit (loss) of investments accounted for using the equity method	(579,619)	(752,779)	(633,324)
Income tax expense	1,446,627	1,741,885	1,040,864
Changes in operating assets and liabilities, and other	(370,839)	120,731	463,871
Interest received	363,304	454,713	234,945
Dividends received	617,644	582,022	454,752
Interest paid	(100,770)	(104,008)	(28,206)
Income taxes paid, net of refunds	(2,347,622)	(1,033,448)	(1,280,341)
Net cash provided by (used in) operating activities	4,736,610	6,970,082	3,682,203
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,878,342)	(1,815,239)	(1,439,724)
Additions to equipment leased to others	(24,855)	(153,324)	(147,792)
Proceeds from sales of fixed assets excluding equipment leased to others	68,266	152,830	54,572
Proceeds from sales of equipment leased to others	6,035	47,557	44,195
Additions to intangible assets	(341,131)	(317,606)	(333,295)
Additions to public and corporate bonds and stocks	(3,446,017)	(2,639,166)	(503,977)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	3,423,102	1,757,282	892,814
Other, net	(618,309)	(1,386,377)	236,351
Net cash provided by (used in) investing activities	(2,811,251)	(4,354,045)	(1,196,856)
Cash flows from financing activities
Increase (decrease) in short-term debt	(116,549)	66,953	142,688
Proceeds from long-term debt	162,735	533,333	474,535
Payments of long-term debt	(306,768)	(634,215)	(637,982)
Dividends paid to Toyota Motor Corporation common shareholders	(1,132,329)	(880,197)	(727,980)
Dividends paid to non-controlling interests	(122,565)	(85,991)	(79,782)
Reissuance (repurchase) of treasury stock	(1,179,043)	(231,069)	(431,099)
Other, net	55,560	(7,570)	21,458
Net cash provided by (used in) financing activities	(2,638,959)	(1,238,756)	(1,238,161)
Effect of exchange rate changes on cash and cash equivalents	(88,260)	(32,862)	1,690
Net increase (decrease) in cash and cash equivalents	(801,860)	1,344,419	1,248,876
Cash and cash equivalents at beginning of year	6,892,817	5,548,398	4,299,522
Cash and cash equivalents at end of year	6,090,957	6,892,817	5,548,398
Financial Services Business [Member]
Cash flows from operating activities
Net income	495,210	420,000	297,600
Depreciation and amortization	838,167	784,013	799,156
Interest income and interest costs related to financial services, net	(769,800)	(734,880)	(703,971)
Share of profit (loss) of investments accounted for using the equity method	(11,600)	(10,357)	(9,739)
Income tax expense	178,000	151,785	134,903
Changes in operating assets and liabilities, and other	(2,405,422)	(4,100,301)	(1,958,779)
Interest received	2,332,296	1,858,816	1,291,100
Dividends received	5,651	5,236	5,599
Interest paid	(1,531,190)	(1,065,757)	(574,650)
Income taxes paid, net of refunds	(153,692)	(90,874)	(16,883)
Net cash provided by (used in) operating activities	(1,022,379)	(2,782,318)	(735,664)
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(28,469)	(31,208)	(10,472)
Additions to equipment leased to others	(2,972,065)	(2,714,336)	(1,759,564)
Proceeds from sales of fixed assets excluding equipment leased to others	2,555	2,155	1,865
Proceeds from sales of equipment leased to others	1,701,864	1,961,077	1,614,965
Additions to intangible assets	(13,064)	(16,680)	(14,985)
Additions to public and corporate bonds and stocks	(519,533)	(333,613)	(646,237)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	326,469	494,085	440,915
Other, net	89,633	14,732	(30,385)
Net cash provided by (used in) investing activities	(1,412,610)	(623,788)	(403,898)
Cash flows from financing activities
Increase (decrease) in short-term debt	229,903	339,666	171,293
Proceeds from long-term debt	13,251,352	11,620,147	8,892,261
Payments of long-term debt	(10,618,851)	(8,221,432)	(7,868,820)
Dividends paid to non-controlling interests	(4,667)	(4,318)	(5,204)
Other, net	(4,716)	(57)	2,853
Net cash provided by (used in) financing activities	2,853,022	3,734,005	1,192,382
Effect of exchange rate changes on cash and cash equivalents	(45,829)	222,776	101,615
Net increase (decrease) in cash and cash equivalents	372,203	550,675	154,436
Cash and cash equivalents at beginning of year	2,519,244	1,968,568	1,814,133
Cash and cash equivalents at end of year	¥ 2,891,447	¥ 2,519,244	¥ 1,968,568